Loans Receivable - Schedule of Loans Receivable Recognized (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans Receivable Recognized [Abstract]
Balance beginning	$ 955,022	$ 593,232	$ 483,588
Addition	578,603	366,602	84,020
Interest Receivable	38,116	6,446
Movement in exchange rates	12,007	(11,258)	25,624
Balance ending	$ 990,688	$ 955,022	$ 593,232